CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	12 Months Ended
Dec. 31, 2014 USD ($)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Payments of Stock Issuance Costs	$ 15,036,616